Intangible Assets - Amortization expense (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
Amortization expense related to the existing finite-lived intangible assets
2022	$ 104,693		$ 139,408
2023	120,579		120,339
2024	106,172		105,910
2025	94,070		93,842
2026	64,496		64,269
Thereafter	113,420		113,365
Total	603,430		637,133
Amortization expense related to intangible assets	$ 34,943	$ 17,370	$ 39,824	$ 34,378	$ 96,359	$ 151,752